Simple Agreement for Future Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Simple Agreement for Future Equity.
Simple Agreement for Future Equity

5.Simple Agreement for Future Equity

The Company issued simple agreements for future equity (“SAFEs”) to investors (the “SAFE Notes”). The SAFE Notes allow investors to purchase equity at a negotiated price now with the investor receiving equity in the future with no set time for conversion. The SAFE Notes will convert on an equity financing, as further described below, if such equity financing is consummated. The SAFE Notes generally focus on equity rounds, however, there are terms included for a liquidity event (as further described below) or dissolution event, which allow for conversion into equity or cash at the option of the holder under certain circumstances. The Company determined that the SAFE Notes are not legal form of an outstanding share or legal form debt (i.e., no creditors’ rights), therefore, the Company evaluated the SAFE Notes to determine whether they must be classified as a liability under ASC 480, Distinguishing Liabilities from Equity.

During the three months ended March 31, 2024 and 2023, the Company issued SAFE Notes in exchange for aggregate proceeds of $10,232,000 and $0, respectively. For the three months ended March 31, 2024, the Company received cash proceeds of $10,232,000 from the issuance of SAFE Notes during the period. For the three months ended March 31, 2023, the Company received cash proceeds of $340,000 from the subscription of a SAFE.

Upon a future equity financing involving preferred shares, SAFE Notes settle into a number of preferred shares equal to the greater of (i) the number of shares of standard preferred stock equal to the amount invested under the SAFE Note divided by the lowest price per share of the standard preferred stock, or (ii) the invested amount of the SAFE Note divided by a discounted price to the price investors pay to purchase the standard preferred shares in the financing (with such discounted price calculated by reference to a valuation cap). Alternatively, upon the occurrence of a change of control, a direct listing or an initial public offering (described as a “liquidity event”) (other than a qualified financing), the investors shall have the option to receive either (i) cash payment equal to the invested amount under such SAFE Note, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE Note. Given the SAFE Notes include a provision allowing for the investors to receive a portion of the proceeds upon a change of control equal to the greater of their investment amount or the amount payable based upon a number of shares of common stock equal to the investment amount divided by the liquidity price, the occurrence of which is outside the control of the Company, this provision requires the SAFE Notes to be classified as a liability pursuant to ASC 480 because a change in control is an event that is considered not under the sole control of the Company (see Note 7).

If a dissolution event occurs prior to the termination of the SAFE Notes, the investor will be entitled to receive a portion of the related proceeds equal to the purchase amount (or the amount received for the SAFE Note). In connection with the Business Combination, the Company and the SAFE investors amended the SAFE Notes to convert in connection with the closing of the Business Combination with AltC.

The outstanding principal balance as of March 31, 2024 and December 31, 2023, for the SAFE Notes were $42,557,000 and $32,325,000, respectively. As of March 31, 2024, $13,994,800 and $28,562,200 have a valuation cap of $300,000,000 and $500,000,000, respectively. As of December 31, 2023, $12,130,000 and $20,195,000 have a valuation cap of $300,000,000 and $500,000,000, respectively. No SAFE Notes converted into shares of the Company’s preferred stock during the three months ended March 31, 2024 and 2023.

5. Simple Agreement for Future Equity

The Company issued simple agreements for future equity (the “SAFE Notes”) to investors. The SAFE Notes allow investors to purchase equity at a negotiated price now with the investor receiving equity in the future with no set time for conversion. The SAFE Notes will convert on an equity financing, as further described below, if such equity financing is consummated. The SAFE Notes generally focus on equity rounds, however, there are terms included for a liquidity event (as further described below) or dissolution event, which allow for conversion into equity or cash at the option of the holder under certain circumstances. The Company determined that the SAFE Notes are not legal form of an outstanding share or legal form debt (i.e., no creditors’ rights), therefore, the Company evaluated the SAFE Notes to determine whether they must be classified as a liability under ASC 480, Distinguishing Liabilities from Equity.

During the years December 31, 2023 and 2022, the Company issued SAFE Notes in exchange for aggregate proceeds of $18,985,000 and $13,340,000, respectively. For the year ended December 31, 2023, the Company received total cash proceeds of $19,325,000, with $18,985,000 cash from the issuance of SAFE Notes during the year and $340,000 of cash received from the subscription of a SAFE. For the year ended December 31, 2022, the Company received total cash proceeds of $13,000,000, with $9,000,000 cash from the issuance of SAFE Notes during the year and $4,000,000 from an advance from the issuance of a SAFE.

Upon a future equity financing involving preferred shares, SAFE Notes settle into a number of preferred shares equal to the greater of (i) the number of shares of standard preferred stock equal to the amount invested under the SAFE Note divided by the lowest price per share of the standard preferred stock, or (ii) the invested amount of the SAFE Note divided by a discounted price to the price investors pay to purchase the standard preferred shares in the financing (with such discounted price calculated by reference to a valuation cap). Alternatively, upon the occurrence of a change of control, a direct listing or an initial public offering (described as a “liquidity event”) (other than a qualified financing), the investors shall have the option to receive either (i) cash payment equal to the invested amount under such SAFE Note, or (ii) a number of shares of common stock equal to the invested amount divided by the liquidity price set forth in the applicable SAFE Note. Given the SAFE Notes include a provision allowing for the investors to receive a portion of the proceeds upon a change of control equal to the greater of their investment amount or the amount payable based upon a number of shares of common stock equal to the investment amount divided by the liquidity price, the occurrence of which is outside the control of the Company, this provision requires the SAFE Notes to be classified as a liability pursuant to ASC 480 because a change in control is an event that is considered not under the sole control of the Company (see Note 6.).

If a dissolution event occurs prior to the termination of the SAFE Notes, the investor will be entitled to receive a portion of the related proceeds equal to the purchase amount (or the amount received for the SAFE Note). In connection with the Business Combination, the Company and the SAFE investors amended the SAFE Notes to convert in connection with the closing of the Business Combination with AltC.

The outstanding principal balance as of December 31, 2023 and 2022, for the SAFE Notes were $32,325,000 and $13,340,000, respectively. As of December 31, 2023, $12,130,000 and $20,195,000 have a valuation cap of $300,000,000 and $500,000,000, respectively. As of December 31, 2022, $5,336,000 and $8,004,000 have a valuation cap of $300,000,000 and $500,000,000, respectively. No SAFE Notes converted into shares of the Company’s preferred stock during the years ended December 31, 2023 and 2022. Further information is provided under the heading Safe Notes in Note 14.